Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash And Cash Equivalents [Abstract]
Restricted cash and bank balances	$ 62	$ 69	$ 52